NET GAIN PER COMMON SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PER-SHARE INFORMATION
PER-SHARE INFORMATION

NOTE 9 – PER-SHARE INFORMATION

Basic net gain per common share is computed by dividing net increase in net assets resulting from operations by the weighted-average number of common shares outstanding during the period. A reconciliation of the numerator and denominator used in the calculation of basic and diluted net gain (loss) per common share is set forth below:

	For the Three Months Ended
	March 31,
	2022	2021
Numerator: Net increase (decrease) in net assets resulting from operations	$412,111	$1,745,042
Denominator: Weighted-average number of common shares outstanding	10,790,413	10,785,913
Basic and diluted net gain (loss) per common share	$0.04	$0.16

NOTE 3 – NET GAIN PER COMMON SHARE

Basic net gain (loss) per common share is computed by dividing net increase (decrease) in net assets resulting from operations by the weighted average number of vested common shares outstanding during the period. A reconciliation of the numerator and denominator used in the calculation of basic and diluted net gain per common share follows:

	For the Year Ended December 31,
	2021	2020
Numerator: Net increase in net assets resulting from operations	$2,831,050	$2,213,570
Denominator: Weighted-average number of common shares outstanding	10,789,294	10,869,054
Basic and diluted net gain per common share	$0.26	$0.20

At December 31, 2021 and 2020, the Company did not have any options or warrants outstanding or any other dilutive common equivalent shares.